INCOME TAXES (Details Narrative) - USD ($)	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Valuation Allowance	$ (6,171,601)	$ (6,079,120)	$ (4,932,375)
North America [Member]
Deferred Tax Assets	34.50%
Outside North America [Member]
Deferred Tax Assets		15.00%